Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance at the beginning of the period	$ 51,600,039	$ 49,400,739	$ 49,328,352
Goodwill recognized upon acquisition		1,698,098
Exchange rate translation	(60,385)	501,202	72,387
Balance at the end of the period	51,539,654	51,600,039	49,400,739
Goodwill, gross	469,361,958	469,422,343	467,223,043
Accumulated impairment charge	(417,822,304)	(417,822,304)	(417,822,304)
Goodwill, net	51,539,654	51,600,039	49,400,739
Real Estate Online Services
Goodwill
Balance at the beginning of the period	40,610,620	40,215,987	40,152,022
Exchange rate translation	(47,545)	394,633	63,965
Balance at the end of the period	40,563,075	40,610,620	40,215,987
Goodwill, gross	458,385,379	458,432,924	458,038,291
Accumulated impairment charge	(417,822,304)	(417,822,304)	(417,822,304)
Goodwill, net	40,563,075	40,610,620	40,215,987
Real Estate Brokerage Services
Goodwill
Balance at the beginning of the period	3,624,317	3,517,748	3,509,326
Exchange rate translation	(12,840)	106,569	8,422
Balance at the end of the period	3,611,477	3,624,317	3,517,748
Goodwill, gross	3,611,477	3,624,317	3,517,748
Goodwill, net	3,611,477	3,624,317	3,517,748
Real Estate Information and Consulting Services
Goodwill
Balance at the beginning of the period		5,667,004		5,667,004
Goodwill recognized upon acquisition		1,698,098
Balance at the end of the period	7,365,102	7,365,102		5,667,004
Goodwill, gross	7,365,102	7,365,102	5,667,004
Goodwill, net	$ 7,365,102	$ 7,365,102		$ 5,667,004